Annex 1	12 Months Ended
Dec. 31, 2017
Annex 1 [Abstract]
Annex 1
Basis of presentation of the consolidated financial statements
The accompanying consolidated financial statements were prepared from the accounting records of Telefónica, S.A. and of each of the companies comprising the Telefónica Group, whose separate financial statements were prepared in accordance with the generally accepted accounting principles prevailing in the various countries in which they are located, and for purposes of these consolidated financial statements are presented in accordance with the International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). These consolidated financial statements give a true and fair view of the consolidated equity and financial position at December 31, 2017, and of the consolidated results of operations, changes in consolidated equity and the consolidated cash flows obtained and used in the year then ended, which for the purposes of the Telefónica Group are not different from those adopted by the European Union. The euro is the Group’s reporting currency. The figures in these consolidated financial statements are expressed in millions of euros, unless otherwise indicated, and therefore may be rounded.
The accompanying consolidated financial statements for the year ended December 31, 2017 were approved by the Company’s Board of Directors at its meeting on February 21, 2018 for submission for approval at the General Shareholders’ Meeting, which is expected to occur without modification.
Note 3 contains a detailed description of the most significant accounting policies used to prepare these consolidated financial statements.
Materiality criteria
These consolidated financial statements do not include certain information or disclosures that, not requiring presentation due to their qualitative significance, have been determined as immaterial or of no relevance pursuant to the concepts of materiality or relevance defined in the IFRS conceptual framework, insofar as the Telefónica Group’s consolidated financial statements, taken as a whole, are concerned.
Recognition of Telefónica’s operation in the United Kingdom
On March 24, 2015, Telefónica, S.A. reached an agreement with Hutchison Whampoa Group for the acquisition of Telefónica’s operations in United Kingdom. In accordance with IFRS 5, companies under the sale agreement were classified as a disposal group held for sale at that date, and their operations qualified as discontinued operations in the consolidated financial statements for the year ended December 31, 2015.
On May 11, 2016 the European Commission made public its decision to prohibit the transaction. Following the submission of the consolidated financial information of the second quarter of 2016, Telefónica’s operations in United Kingdom were no longer presented as discontinued operations and their assets and liabilities ceased to be classified as held for sale. Thus, items are presented line by line in the consolidated financial statements. Accordingly, the comparative figures for 2015 were amended in the consolidated financial statements for the year ended December 31, 2016 with respect to those published in the consolidated financial statements for the year ended December 31, 2015.
Comparative information and main changes in the consolidation scope
For comparative purposes, the accompanying consolidated financial statements for 2017 include the figures for 2016, and in the consolidated income statement, the consolidated statement of comprehensive income, the consolidated statement of changes in equity and the consolidated statement of cash flows, and the notes thereto for the year then ended, they also include those of 2015.
The main events and changes in the consolidation scope affecting comparability of the consolidated information for 2017 and 2016 (see Appendix I for a detail of the consolidation scope and the changes during the year) are as follows:
a) Capital increase in Coltel, termination of the operating agreement with the PARAPAT and arbitration award
Colombia Telecomunicaciones, S.A. E.S.P. (Coltel) is a company in which Telefónica holds a 67.5% stake and the Colombian Government the remaining 32.5% (see Note 21.c).
On August 29, 2017, the shareholders' meeting of ColTel approved:

•
a capital increase for an aggregate amount of 4,800,966 million Colombian pesos (capital and premium), 1,384 million euros at the exchange rate of the relevant transaction date, so that Coltel would voluntarily pre-pay the entire amount of ColTel's debt derived from the operating agreement dated August 13, 2003 with Patrimonio Autónomo Receptor de Activos de la Empresa Nacional de Telecomunicaciones (the "PARAPAT").

The Telefónica Group and the Colombian Government subscribed the PARAPAT-Capital Increase pro rata to their respective shareholding in ColTel (see Note 12.h). The Telefónica Group disbursed 3,240,652 million Colombian pesos, 934 million euros at the exchange rate of the relevant transaction date. The Government assumed 32.5% of ColTel's payment obligations with the PARAPAT.
The PARAPAT capital Increase was subscribed on September 26, 2017, and on September 27, 2017 ColTel pre-paid all of its debt with the PARAPAT (see Note 22), acquiring the ownership of the assets related to PARAPAT.
As part of the early termination of the operating agreement with the PARAPAT, Coltel acquired control (see Note 5) of the companies Empresa de Telecomunicaciones de Telebucaramanga S.A. ESP (“Telebucaramanga”), Metropolitana de Telecomunicaciones S.A. ESP (“Metrotel”) and Operaciones Tecnológicas y Comerciales S.A.S. (“Optecom”), for a combined total of 509,975 million Colombian pesos (approximately 147 million euros at the date of the transaction).

•	a capital increase for an aggregate amount of 1,651,012 million Colombian pesos (capital and premium), 470 million euros at the exchange rate of that date.
The proceeds from the Arbitration Award-Capital Increase were used to pay the entire amount set forth in the arbitration award issued in the arbitration proceedings initiated by the ITC in connection with its intention to revert certain assets earmarked for the provisions of mobile voice services under former concessions (see Note 6 and Appendix VI).
The Telefónica Group and the Colombian Government subscribed the Arbitration Award-Capital Increase pro rata to their respective shareholding in ColTel. The Telefónica Group disbursed 1,114,433 million Colombian pesos, 317 million euros at the exchange rate of the relevant transaction date. The Colombian Government assumed, and consequently offset, a portion of ColTel's indebtedness.
b) Individual Suspension Plan
In 2015 Telefónica de España, S.A.U., Telefónica Móviles España, S.A.U. and Telefónica Soluciones de Informática y Comunicaciones de España, S.A.U. signed the 1st Collective Agreement of Related Companies (CEV), wholly backed by the largest labor unions. This agreement considered, among other elements, a plan of measures for individual suspension of the employment relationship in 2016 and 2017, applying principles of voluntariness, universality, non-discrimination and social responsibility. In December 2016, the Collective Agreement of Related Companies was extended until 2018, by virtue of the provisions of this same agreement.
The expense relating to the present value of the payment flows to meet the commitments resulting from the extension of this program was recognized in 2016. A total of 789 million euros was recorded for the Individual Suspension Plan in 2016 (2,896 million euros in 2015). The provision was updated as of 31 December 2017 according to the present degree of adhesion of the Plan, which, together with the updated termination plans, entailed an expense of 165 million euros in the 2017 consolidated income statement (see Note 15).
c) Sale of 24.8% and 15.2% of the total share capital of Telxius Telecom, S.A. (Telxius)
On October 24, 2017, Telefónica transferred 62 million shares of Telxius (representing 24.8% per cent of its share capital) to Taurus Bidco S.à.r.l. (hereafter, ”KKR”, an entity managed by Kohlberg Kravis Roberts & Co. L.P.) in exchange for 790.5 million euros.
On November 13, 2017 KKR exercised a call option over 38 million shares of Telxius (representing 15.2% of its share capital) in exchange for 484.5 million euros (see Note 5).
Following the closing of this sale of 15.2% of the share capital of Telxius, in December 2017, together with the 24.8% of the share capital acquired in October, the total stake of KKR is 40% of the share capital of Telxius in exchange for an aggregate amount of 1,275 million euros (see Note 20). These transactions had no impact on the consolidated results of the Telefónica Group as it consisted of the sale of minority interests, with Telefónica retaining control over Telxius. The impact of these transactions in equity attributable to equity holders of the parent was an increase of 570 million euros in retained earnings and a decrease of 9 million euros in translation differences. In addition, there was an increase in equity attributable to non-controlling interests amounting to 690 million euros (see Note 12).
d) Translation of Telefónica Venezolana’s financial statements
Venezuela has been considered a hyperinflationary economy since 2009. The Bolivar (VEF) is the functional currency of the Venezuelan subsidiaries. We review on a regular basis the economic conditions in Venezuela and the specific circumstances of our Venezuelan operations. Assessment of the exchange rate that better reflects the economics of Telefónica’s business activities in Venezuela relies on several factors and is performed considering all the information available at each closing date.
Over the year 2017, the economic and political crisis in Venezuela deepened, bringing a substantial increase in inflation rates. However, the official exchange rate has not followed the change in inflation, and therefore is not representative of the value of the local currency as it does not reflect its real loss in purchasing power. On May 2017, the Government issued a new Exchange Agreement that established a foreign currency auctions system with monitored fluctuating bands, although no new currency auctions have been called since August 2017. In January 2018, the Government issued a new Exchange Agreement establishing a new auctions mechanism where the foreign currency offer will mainly come from the private sector and eliminating the currency protection system ("DIPRO"). The exchange rate resulting in the first currency auction was 30,988 VEF/EUR (equivalent to 25,000 VEF/USD). The structural weaknesses of this exchange mechanism (lack of depth and transparency) suggest there will remain a significant departure between official exchange rates and inflation.
In light of this economic reality and in the absence of official rates that are representative of the situation in Venezuela, in 2017 the Group considers the need to estimate an exchange rate that matches the progression of inflation in Venezuela and contributes to reflect the economic and financial position of the Group’s Venezuelan operations within its consolidated financial statements in a more accurate way (hereinafter, synthetic exchange rate). For these purposes, the calculation method consists of using a representative exchange rate as a starting point, when official exchange rates, existing alternative exchange rates and those rates calculated by using macroeconomic methodologies were more aligned, and restating it for inflation, using the inflation rates applied by the Group to Venezuela (2,874.1% for year 2017, 511.1% for year 2016).
The exchange rate used to translate the financial statements of the Venezuelan subsidiaries as of December 31, 2017 resulting from the described calculation methodology amounts to 36,115 VEF/USD. As of December 31, 2017, the SIMADI DICOM exchange rate, used by Telefónica in prior periods, amounted to 3,345 VEF/USD.
The financial result resulting from the hyperinflation adjustment to the net monetary position and from the exchange differences arising from foreign currency items held by Telefónica Venezolana amounted to 84 million euros in 2017 (299 million euros in 2016), see Note 16.
The following table presents the contribution of Telefónica Venezolana to certain items of the consolidated income statement, statement of cash flows and statement of financial position of the Telefónica Group for 2017, applying the synthetic exchange rate:

Million euros
Contribution of Telefónica Venezolana to the consolidated financial statements of the Telefónica Group
Revenues	106
Operating income before depreciation and amortization (OIBDA)	34
Depreciation and amortization	(103)
Profit before tax	9
Net result	(129)
Other comprehensive income (movement of translation differences, see Note 12.f)	(328)
Net cash flow provided by operating activities	35
Capital expenditures (CapEx)	9
Non-current assets	295
Given that Venezuela is considered a hyperinflationary economy, the financial statements are adjusted for inflation (see Note 3.a), with the most significant impact being the adjustment of non-current assets by the inflation index. The difference between the profit before tax and the net result corresponds to the deferred tax recognized (see Note 17) for the inflation adjustments of the net assets, which are not deductible according to the present tax regime in Venezuela.
At December 31, 2017, the SIMADI/DICOM exchange rate is 10.8 times the synthetic exchange rate. As mentioned above, the official exchange rate resulting from the new Exchange Regime issued in January 2018 is closer to the synthetic exchange rate estimated by Telefónica. For illustrative purposes, if the Telefónica Group had used the SIMADI/DICOM exchange rate, the figures of the above table would have been impacted proportionally by this difference in the exchange rates, except for other comprehensive income, which would have increased the net equity due to the movement of translation differences.
ANNEX 1

BRAZIL'S SPECTRUM PORTFOLIO: MEANING OF THE STATES, REGIONS AND SECTORS ACRONYMS
Acronym	State
AC	Acre
AL	Alagoas
AP	Amapá
AM	Amazonas
BA	Bahia
CE	Ceara
DF	Distrito Federal
ES	Espírito Santo
GO	Goiás
MA	Maranhão
MT	Mato Grosso
MS	Mato Grosso do Sul
MG	Minas Gerais
PA	Pará
PB	Paraíba
PR	Paraná
PE	Pernambuco
PI	Piauí
RJ	Rio de Janeiro
RN	Rio Grande do Norte
RS	Rio Grande do Sul
RO	Rondônia
RR	Roraima
SC	Santa Catarina
SP	São Paulo
SE	Sergipe
TO	Tocantins

Regions	States & towns included in the regions
1	SP (City)
2	SP (Interior)
2'	SP - towns of sector 33 of the GPLG
3	RJ y ES
4	MG
4'	MG - towns of sector 3 of the GPLG
5	PR y SC
5'	PR - towns of sector 20 of the GPLG
6	RS
6'	RS - towns of sector 30 of the GPLG
7	AC, DF, GO, MS, MT, RO y TO
7'	GO - towns of sector 25 of the GPLG
8	AM, AP, MA, PA y RR
9	BA y SE
10	AL, CE, PB, PE, PI y RN

Sectors	GPLG - general plan of the licenses granted (geographic areas that correspond to the sectors)
1	RJ
2	MG - except towns included in sector 3
3
MG - towns of  Araporã, Araújo, Campina Verde, Campo Florido, Campos Altos, Canálopis, Capinópolis, Carmo do Paranaíba, Carneirinhos, Centralina, Comendador Gomes, Conceição das Alagoas, Córrego Danta, Cruzeiro da Fortaleza, Delta, Frutal, Gurinhatã, Ibiraci, Igaratinga, Iguatama, Indianópolis, Ipiaçú, Itapagipe, Ituiutaba, Iturama, Lagamar, Lagoa Formosa, Lagoa Grande, Limeira D'Oeste, Luz, Maravilhas, Moema, Monte Alegre de Minas, Monte Santo de Minas, Nova Ponte, Nova Serrana, Papagaios, Pará de Minas, Patos de Minas, Pedrinópolis, Pequi, Perdigão, Pirajuba, Pitangui, Planura, Prata, Presidente Olegário, Rio Paranaíba, Santa Juliana, Santa Vitória, São Francisco de Sales, São José da Varginha, Tupaciguara, Uberaba, Uberlândia, União de Minas & Vazante

4	ES
5	BA
6	SE
7	AL
8	PE
9	PB
10	RN
11	CE
12	PI
13	MA
14	PA
15	AP
16	AM
17	RR
18	SC
19	PR –except towns included of sector 20
20	PR – towns of Londrina and Tamarana
21	MS – except the town integrating of sector 22
22	MS – town of Paranaíba
23	MT
24	TO y GO – except towns included in sector 25
25	GO – towns of Buriti Alegre, Cachoeira Dourada, Inaciolândia, Itumbiara, Paranaiguara and São Simão
26	DF
27	RO
28	AC
29	RS
30	RS – towns of Pelotas, Capão do Leão, Morro Redondo and Turuçu
31	SP – except the towns included in sector 33
33
SP – towns of Altinópolis, Aramina, Batatais, Brodosqui, Buritizal, Cajuru, Cássia dos Coqueiros, Colômbia, Franca, Guaíra, Guará, Ipuã, Ituverava, Jardinópolis, Miguelópolis, Morro Agudo, Nuporanga, Orlândia, Ribeirão Corrente, Sales de Oliveira, Santa Cruz da Esperança, Santo Antônio da Alegria and São Joaquim da Barra

ANNEX 2

Mexico spectrum portofolio: meaning of the region numbers
Region 1	Baja California: Baja California, Baja California Sur, Sonora (San Luis Río Colorado).
Region 2	Sinaloa, Sonora (excluding San Luis Río Colorado).
Region 3	Chihuahua, Durango, Coahuila de Zaragoza (Torreón, San Pedro, Matamoros, Francisco I. Madero, Viesca).
Region 4	Nuevo León, Tamaulipas, Coahuila de Zaragoza (excluding municipalities of the North Region).
Region 5	Chiapas, Tabasco, Yucatán, Quintana Roo, Campeche.
Region 6	Jalisco (excluding municipalities of the Central Region), Michoacán de Ocampo, Nayarit, Colima.
Region 7
Guanajuato, San Luis Potosí, Zacatecas, Querétaro de Arteaga, Aguascalientes, Jalisco (Lagos de Moreno, Encarnación de Díaz, Teocaltiche, Ojuelos de Jalisco, Colotlán, Villa Hidalgo, Mezquitic, Huejuquilla el Alto, Huejúcar, Villa Guerrero, Bolaños, Santa María de los Ángeles).

Region 8	Veracruz-Llave, Puebla, Oaxaca, Guerrero, Tlaxcala.
Region 9	State of México, Distrito Federal, Hidalgo, Morelos.